CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	1 Months Ended	3 Months Ended				11 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net (loss) income		$ 4,865	$ (540)	$ (3,112)	$ (7,761)	$ (10,174)	$ (7,244)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization						16,645	15,671
Share-based compensation						1,846	5,826
Provision for bad debt						1,401	1,236
Debt origination costs amortization						335	4,448	$ 335
Deferred taxes						370	191
Debt extinguishment costs						0	1,843
Loss on disposals of property and equipment						128	216
Total adjustments						20,725	29,431
Changes in operating assets and liabilities:
Accounts receivable						(29,173)	14,337
Prepaid wires						(4,144)	(19,000)
Other prepaid expenses and assets						(1,011)	(2,080)
Wire transfers and money orders payable						27,638	(11,899)
Accounts payable and accrued other						3,556	16,293
Net cash provided by operating activities						7,417	19,838
Cash flows from investing activities:
Purchases of property and equipment						(4,351)	(5,331)
Net cash used in acquisition						(924)	0
Acquisition of agent locations						0	(120)
Net cash used in investing activities						(5,275)	(5,451)
Cash flows from financing activities:
Borrowings under term loan						102,000	90,000
Proceeds from reverse recapitalization						0	101,664
Cash consideration to Intermex shareholders						0	(101,659)
Borrowings (repayments) under revolving loan, net						12,000	10,000
Repayment of term loan						(76,212)	(95,788)
Debt origination costs						(4,683)	(3,487)
Debt extinguishment costs		(1,800)				0	(1,843)
Common dividend distributions						(20,178)	0
Purchase of common stock						0	0
Net cash (used in) provided by financing activities						12,927	(1,113)
Effect of exchange rate changes on cash						98	(40)
Net increase in cash and restricted cash						15,167	13,234
Cash and restricted cash, beginning of the period			$ 59,795			44,628	59,795
Cash and restricted cash, end of the period	$ 44,628	$ 73,029		$ 59,795		59,795	73,029	59,795
Supplemental disclosure of cash flow information:
Interest payments						11,687	10,703
Income tax payments						400	1,495
Supplemental disclosure of non-cash financing activity:
Agent businesses acquired in exchange for receivables						640	0
Intermex transaction accruals settled by acquisition proceeds						0	9,062
Net assets acquired in the Merger						0	$ 922
Predecessor Company [Member]
Cash flows from operating activities:
Net (loss) income	(3,318)								$ 9,400
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	382								2,530
Share-based compensation	2,916								63
Provision for bad debt	84								909
Debt origination costs amortization	39								2,671
Deferred taxes	(2,214)								3,719
Debt extinguishment costs	0								0
Loss on disposals of property and equipment	12								173
Total adjustments	1,219								10,065
Changes in operating assets and liabilities:
Accounts receivable	3,612								(15,866)
Prepaid wires	7,849								777
Other prepaid expenses and assets	71								(302)
Wire transfers and money orders payable	(1,884)								13,759
Accounts payable and accrued other	1,103								4,563
Net cash provided by operating activities	8,652								22,396
Cash flows from investing activities:
Purchases of property and equipment	(249)								(3,012)
Net cash used in acquisition	0								0
Acquisition of agent locations	0								0
Net cash used in investing activities	(249)								(3,012)
Cash flows from financing activities:
Borrowings under term loan	0								40,332
Proceeds from reverse recapitalization	0								0
Cash consideration to Intermex shareholders	0								0
Borrowings (repayments) under revolving loan, net	(2,000)								(2,000)
Repayment of term loan	0								(1,287)
Debt origination costs	0								(2,316)
Debt extinguishment costs	0								0
Common dividend distributions	0								(1,287)
Purchase of common stock	0								(34,000)
Net cash (used in) provided by financing activities	(2,000)								(558)
Effect of exchange rate changes on cash	(16)								(150)
Net increase in cash and restricted cash	6,387								18,676
Cash and restricted cash, beginning of the period	38,241				$ 38,241	$ 44,628		$ 38,241	19,565
Cash and restricted cash, end of the period	44,628								38,241
Supplemental disclosure of cash flow information:
Interest payments	659								6,765
Income tax payments	0								155
Supplemental disclosure of non-cash financing activity:
Agent businesses acquired in exchange for receivables	0								343
Intermex transaction accruals settled by acquisition proceeds	0								0
Net assets acquired in the Merger	$ 0								$ 0